Retained Earnings, Legal Reserve and Dividends (Details) In Millions, unless otherwise specified	Mar. 31, 2011 JPY (¥)	Oct. 01, 2005 JPY (¥)	Apr. 02, 2001 JPY (¥)	Mar. 31, 2011 Legal reserve set aside as appropriation of retained earnings and legal capital surplus under Company Law [Member]	Mar. 31, 2011 Legal reserve set aside as appropriation of retained earning and legal capital surplus under Banking Law [Member]	Mar. 31, 2011 Transfer of legal reserve under the Company Law [Member]	Mar. 31, 2011 Transfer of legal reserve under the Banking Law [Member]
Minimum percentage of Tier 1 capital for capital adequacy purpose	4.00%
MUFG's amount available for dividends	¥ 4,326,307
Common stock issued under the Code and Japanese GAAP, Value			924,400
Preferred stock issued under the Code and Japanese GAAP, Value			222,100
Common stock and preferred stock issued under the Code and Japanese GAAP, Value		1,383,052
Legal capital surplus under the Code and Japanese GAAP		3,577,570	2,838,693
Retained earnings under the Code and Japanese GAAP		¥ 757,458
The minimum percentage of the aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash outlays applicable to each period that are required to be set aside as legal reserve				10.00%	20.00%
The maximum percentage of aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus over stated capital				25.00%	100.00%
The maximum percentage of aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus available for dividends over stated capital						25.00%	100.00%